Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring	$ 14,500	$ 11,800
Loans and leases receivable, impaired, commitment to lend	489	500
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	8,582	3,523	$ 4,786
Financial effects of modifications [Abstract]
Charge-offs	$ 268	$ 138	$ 97
Weighted average interest rate reduction	9.73%	8.33%	8.06%
Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 3,772	$ 1,892	$ 2,859
Financial effects of modifications [Abstract]
Charge-offs	$ 167	$ 104	$ 58
Weighted average interest rate reduction	0.90%	0.49%	1.00%
Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 3,042	$ 1,389	$ 2,352
Financial effects of modifications [Abstract]
Charge-offs	$ 162	$ 104	$ 58
Weighted average interest rate reduction	0.74%	0.40%	1.18%
Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 711	$ 455	$ 419
Financial effects of modifications [Abstract]
Charge-offs	$ 5	$ 0	$ 0
Weighted average interest rate reduction	1.00%	0.69%	0.88%
Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 18	$ 46	$ 25
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	4.29%	1.00%	0.00%
Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1	$ 2	$ 63
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 4,810	$ 1,631	$ 1,927
Loan restructuring, trial modifications, amount	3	13	8
Financial effects of modifications [Abstract]
Charge-offs	$ 101	$ 34	$ 39
Weighted average interest rate reduction	11.80%	10.19%	8.96%
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 4,170	$ 991	$ 1,277
Financial effects of modifications [Abstract]
Charge-offs	$ 4	$ 2	$ 4
Weighted average interest rate reduction	1.76%	2.04%	2.25%
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 132	$ 124	$ 161
Financial effects of modifications [Abstract]
Charge-offs	$ 3	$ 3	$ 5
Weighted average interest rate reduction	2.45%	2.35%	2.14%
Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 272	$ 376	$ 336
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	14.12%	12.91%	12.54%
Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 176	$ 68	$ 84
Financial effects of modifications [Abstract]
Charge-offs	$ 93	$ 29	$ 30
Weighted average interest rate reduction	4.65%	4.86%	6.21%
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 57	$ 59	$ 61
Financial effects of modifications [Abstract]
Charge-offs	$ 1	$ 0	$ 0
Weighted average interest rate reduction	8.28%	8.07%	7.95%
Primary modification type, Principal [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 83	$ 150	$ 242
Financial effects of modifications [Abstract]
Charge-offs	49	24	28
Primary modification type, Principal [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	34	26	13
Primary modification type, Principal [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	24	13	13
Primary modification type, Principal [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	10	13	0
Primary modification type, Principal [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	49	124	229
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Principal [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	41	110	209
Primary modification type, Principal [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4	5	7
Primary modification type, Principal [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4	8	13
Primary modification type, Principal [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	1	0
Primary modification type, Interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	408	615	541
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	82	129	73
Primary modification type, Interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	47	90	29
Primary modification type, Interest rate reduction [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	34	38	44
Primary modification type, Interest rate reduction [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	1	0
Primary modification type, Interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	326	486	468
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Interest rate reduction [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	14	13	26
Primary modification type, Interest rate reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	11	37	41
Primary modification type, Interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	272	376	336
Primary modification type, Interest rate reduction [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	6	9	16
Primary modification type, Interest rate reduction [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	23	51	49
Primary modification type, Other concessions [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	8,091	2,758	4,003
Primary modification type, Other concessions [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3,656	1,737	2,773
Primary modification type, Other concessions [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2,971	1,286	2,310
Primary modification type, Other concessions [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	677	417	375
Primary modification type, Other concessions [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	32	25
Primary modification type, Other concessions [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	2	63
Primary modification type, Other concessions [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4,435	1,021	1,230
Loan restructuring, trial modifications, amount	3	13	8
Primary modification type, Other concessions [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	4,115	868	1,042
Primary modification type, Other concessions [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	117	82	113
Primary modification type, Other concessions [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Other concessions [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	166	51	55
Primary modification type, Other concessions [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	34	7	12
Trial modifications [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring		115
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 435	$ 673	$ 638
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	83	129	73
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	48	90	29
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	34	38	44
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	1	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	352	544	565
Loan restructuring, trial modifications, amount	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	39	68	119
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	12	39	45
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	272	376	336
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Auto [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	6	9	16
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	23	52	49
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,500	$ 1,100	$ 1,900